Derivative financial instruments - Derivative financial instruments (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 1,153	£ 1,724
Derivative liabilities	(1,183)	(1,061)
Total	(30)	663
Financing derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	1,052	1,545
Derivative liabilities	(1,084)	(945)
Total	(32)	600
Commodity contract derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	101	69
Derivative liabilities	(99)	(116)
Total	2	(47)
Further Acquisition Agreement derivative
Disclosure of detailed information about financial instruments [line items]
Derivative assets	0	110
Derivative liabilities	0	0
Total	£ 0	£ 110
Quadgas HoldCo Limited
Disclosure of detailed information about financial instruments [line items]
Proportion of ownership interest in associate, put/call option equity interest	14.00%	14.00%